Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	$ 82,059	$ 73,266
Restricted cash	2,186	0
Accounts receivable, net	1,927	72
Inventories	5,769	742
Prepaid expenses and other current assets	6,214	1,376
Due from related parties	817	1,932
Total current assets	98,972	77,388
NON - CURRENT ASSETS
Vessels in operation	1,112,766	586,520
Other fixed assets	5	10
Intangible assets - charter agreements	5,400	700
Intangible assets - other	0	7
Deferred charges, net	9,569	11,259
Other non - current assets	948	0
Restricted cash, net of current portion	5,827	0
Total non - current assets	1,134,515	598,496
TOTAL ASSETS	1,233,487	675,884
CURRENT LIABILITIES
Accounts payable	9,586	1,486
Accrued liabilities	15,407	8,788
Current portion of long - term debt	64,088	40,000
Deferred revenue	3,118	2,178
Due to related parties	3,317	2,813
Total current liabilities	95,516	55,265
LONG - TERM LIABILITIES
Long - term debt, net of current portion and deferred financing costs	813,130	358,515
Intangible liability – charter agreements	8,470	10,482
Deferred tax liability	9	17
Total non - current liabilities	821,609	369,014
Total liabilities	917,125	424,279
Commitments and Contingencies
SHAREHOLDERS' EQUITY
Additional paid in capital	512,379	387,229
Accumulated deficit	(196,119)	(135,693)
Total shareholders' equity	316,362	251,605
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	1,233,487	675,884
Common Class A [Member]
SHAREHOLDERS' EQUITY
Common shares	90	60
Common Class B [Member]
SHAREHOLDERS' EQUITY
Common shares	9	9
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	0	0
Series C Preferred Shares [Member]
SHAREHOLDERS' EQUITY
Preferred shares	$ 3	$ 0